Contingencies (Intellectual Property) (Narrative) (Details) (Intellectual Property, USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	May 24, 2011	Dec. 31, 2013 increase
Intellectual Property
Loss Contingencies [Line Items]
Bond	$ 10.0
Number of times damages may be increased in cases of willful infringement		3